Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 31, 2018	Oct. 04, 2018	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Oct. 09, 2018	Aug. 30, 2018	Aug. 11, 2017
Principles of Consolidation
Ownership percentage													100.00%		100.00%
Concentration of Credit Risk
Federal depository insurance coverage				$ 250,000	$ 250,000								$ 250,000		$ 250,000
Fair Value Measurement
Investment and cash held in Trust Account				316,284,206	312,497,921								316,284,206		312,497,921
Total				316,284,206	312,497,921								316,284,206		312,497,921
Net Income (Loss) Per Share
Net income/( loss)			$ (25,162)	4,936,409	$ (498,107)	$ (2,117,003)	$ 380,334	$ 140,863	$ (178,156)	$ (14,492)	$ (500)	$ (15,550)	5,157,743	$ (1,595,806)	(2,093,913)		$ (208,698)
Less: Income attributable to ordinary shares subject to redemption				(1,379,784)		(693,179)							(3,569,454)	(1,598,724)	(2,342,175)
Adjusted net income/ (loss)			$ (25,162)	$ 3,556,625		$ (2,810,182)							$ 1,588,289	$ (3,194,530)	$ (4,436,088)		$ (208,698)
Weighted average shares outstanding, basic and diluted			7,500,000 [1]	9,850,644	9,558,699	9,281,595	9,259,360	9,239,245	9,184,238	7,500,000	7,500,000	7,500,000	9,776,196	9,260,366	9,334,687	[1]	7,919,906	[1]
Basic and diluted net income/( loss) per ordinary share			$ 0.00	$ 0.36	$ (0.13)	$ (0.30)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ 0.00	$ 0.00	$ 0.16	$ (0.34)	$ (0.48)		$ (0.03)
Income Taxes
Unrecognized tax benefits				$ 0	$ 0								$ 0		$ 0
Subsequent events
Promissory note amount					100,000										100,000					$ 850,000	$ 300,000
Subsequent Events
Subsequent events
Aggregate redemption amount	$ 2,081,751
Promissory note amount																			$ 150,000
Fair Value, Inputs, Level 1
Fair Value Measurement
Investment and cash held in Trust Account				316,284,206	312,497,921								316,284,206		312,497,921
Total				$ 316,284,206	$ 312,497,921								$ 316,284,206		$ 312,497,921
Class A
Net Income (Loss) Per Share
Outstanding warrants to purchase Class A Shares													23,700,000	23,700,000	23,700,000
Class A | Subsequent Events
Subsequent events
Number of shares submitted for redemption by shareholders	201,981	30,798,019
Redemption price	$ 10.30	$ 10.20
Aggregate redemption amount	$ 2,081,751	$ 314,258,592

[1]	Excludes 29,067,145 and 29,510,755 Class A Shares subject to possible redemption at December 31, 2017 and December 31, 2016, respecitively. Excludes an aggregate of up to 1,125,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters at December 31, 2015 (see Note 6).